Loan Receivable (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Apr. 20, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 17, 2022
Loan Receivable [Abstract]
Loan receivable		$ 206,947	$ 644,990	$ 1,833,979	$ 1,290,000
Promissory note receivable	$ 775,000
Number of shares issued					25,800,000
Par value per share					$ 0.08
Gain on settlement of loan receivable		0	774,000	$ 0
Term of loan receivable	24 months
Loan receivable interest rate	8.00%
Accrued interest income		$ 29,933	$ 33,887